Stock-based compensation (Details 1) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
Jun. 30, 2018 CAD ($) $ / shares shares
Number of shares (in shares)	7,205
Vested (in shares)	7,155
Aggregate intrinsic value | $	$ 1,502
Range One [Member]
Number of shares (in shares)	785
Vested (in shares)	785
Aggregate intrinsic value | $	$ 233
Exercise price per share, lower range limit | $ / shares	$ 0.26
Exercise price per share, upper range limit | $ / shares	$ 0.36
Expiry Date	Sept – Dec 2018
Range Two [Member]
Number of shares (in shares)	860
Vested (in shares)	860
Aggregate intrinsic value | $	$ 335
Exercise price per share | $ / shares	$ 0.18
Expiry Date	Dec 2019
Range Three [Member]
Number of shares (in shares)	1,320
Vested (in shares)	1,320
Aggregate intrinsic value | $	$ 369
Exercise price per share, lower range limit | $ / shares	$ 0.28
Exercise price per share, upper range limit | $ / shares	$ 0.32
Expiry Date	July – Dec 2020
Range Four [Member]
Number of shares (in shares)	2,240
Vested (in shares)	2,240
Aggregate intrinsic value | $	$ 473
Exercise price per share, lower range limit | $ / shares	$ 0.33
Exercise price per share, upper range limit | $ / shares	$ 0.36
Expiry Date	Mar – Nov 2021
Range Five [Member]
Number of shares (in shares)	1,900
Vested (in shares)	1,900
Aggregate intrinsic value | $	$ 92
Exercise price per share, lower range limit | $ / shares	$ 0.52
Exercise price per share, upper range limit | $ / shares	$ 0.62
Expiry Date	May – Oct 2022
Range Six [Member]
Number of shares (in shares)	100
Vested (in shares)	50
Aggregate intrinsic value | $	$ 0
Exercise price per share | $ / shares	$ 0.63
Expiry Date	Feb 2023